Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	£ 83.7	£ 57.8
Payments due to vendors, Non-current	69.5	56.5
Payments due to vendors	153.2	114.3
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	83.7	57.8
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	20.5	17.2
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	18.4	6.0
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	19.4	30.5
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 11.2	£ 2.8